Employee Benefits - Summary of Retirement and Post-Employment Benefits (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in the liability for defined benefits
Defined benefit obligations at the beginning of the year	$ 1,232,589,895
Current Service cost	25,203,473	$ 23,112,133
Change in financial assumptions	184,295,367	(253,363,361)
Change in demographic assumptions	3,949,508	15,407,718
Defined benefit liabilities at end of year	1,470,059,563	$ 1,232,589,895
Net actuarial gains recognized in other comprehensive income	$ (173,640,083)
Actuarial assumption of discount rates
Changes in the liability for defined benefits
Percentage of increase in the assumed variation rate	9.95%	11.28%
Plan Assets
Changes in the liability for defined benefits
Defined benefit obligations at the beginning of the year	$ 1,222,680,092	$ 1,362,164,696
Current Service cost	12,244,394	15,122,465
Assets of the plan during the year	(58,009)	(194,602)
Defined benefit liabilities at end of year	1,462,287,117	1,222,680,092
Changes in pension plan assets
Plan assets at the beginning of year	2,193,747	2,176,432
Return on plan assets	58,009	194,602
Payments by the pension fund	(85,713,034)	(82,848,765)
Company contributions to the fund	87,848,280	83,177,150
Actuarial (gains) losses in plan assets	361,843	(451,875)
Adjustment to the Defined Contribution Plan	1,508	(53,797)
Pension plan assets at the end of year	4,750,353	2,193,747
Changes in the liability for defined benefits
Changes in the liability for defined benefits
Defined benefit obligations at the beginning of the year	1,220,486,347	1,360,042,062
Net interest	132,307,251	123,384,081
Liquidation event loss	(34,854)	0
Defined benefits paid by the fund	(7,414,866)	(7,910,227)
Change in financial assumptions	184,295,367	(253,363,361)
Change in demographic assumptions	3,949,508	15,407,718
For experience during the year	(13,045,339)	42,539,216
Assets of the plan during the year	(361,843)	451,875
Contributions paid to the fund	(87,848,280)	(83,177,150)
Defined benefit liabilities at end of year	1,457,536,764	1,220,486,347
Changes in pension plan assets
Return on plan assets	$ 361,843	$ (451,875)